Income Taxes (Tables)	12 Months Ended
Oct. 31, 2022
Text Block [Abstract]
Summary of Provision for Income Taxes
Provision for Income Taxes

(Canadian $ in millions)	2022	2021
Consolidated Statement of Income
Current
Provision for income taxes for the current period	3,889	2,334
Adjustments for prior periods	(15)	(14)
Deferred
Origination and reversal of temporary differences	475	173
Effect of changes in tax rates	–	11
	4,349	2,504
Other Comprehensive Income and Equity
Income tax expense (recovery) related to:
Unrealized (losses) on FVOCI debt securities	(182)	(58)
Reclassification to earnings of (gains) on FVOCI debt securities	(5)	(14)
(Losses) on derivatives designated as cash flow hedges	(1,794)	(504)
Reclassification to earnings of (gains) on derivatives designated as cash flow hedges	(114)	(149)
Unrealized gains (losses) on hedges of net foreign operations	(124)	180
Gains on remeasurement of pension and other employee future benefit plans	239	341
Gains (losses) on remeasurement of own credit risk on financial liabilities designated at fair value	465	(70)
Unrealized gains on FVOCI equity securities	1	6
Share-based compensation	5	(10)
	(1,509)	(278)
Total provision for income taxes	2,840	2,226

Components of Total Provision for Income Taxes (Canadian $ in millions)	2022	2021
Canada: Current taxes
Federal	1,178	650
Provincial	672	373
	1,850	1,023
Canada: Deferred taxes
Federal	148	233
Provincial	85	134
	233	367
Total Canadian	2,083	1,390
Foreign: Current taxes	953	940
Deferred taxes	(196)	(104)
Total foreign	757	836
Total provision for income taxes	2,840	2,226

Summary of Reconciliation of Effective Tax Rates
Reconciliation to Statutory Tax Rate

Set out below is a reconciliation of our statutory tax rates and income taxes that would be payable at these rates to the effective tax rates and provision for income taxes that we have recorded in our Consolidated Statement of Income:

(Canadian $ in millions, except as noted)		2022		2021
Combined Canadian federal and provincial income taxes at the statutory tax rate	4,757	26.6%	2,729	26.6%
Increase (decrease) resulting from:
Tax-exempt income from securities	(200)	(1.1)	(232)	(2.3)
Foreign operations subject to different tax rates	(160)	(0.9)	(137)	(1.3)
Write-down of goodwill	–	–	202	2.0
Change in tax rate for deferred taxes	–	–	11	0.1
Income attributable to investments in associates and joint ventures	(57)	(0.3)	(56)	(0.6)
Other	9	–	(13)	(0.1)
Provision for income taxes in the Consolidated Statement of Income and effective tax rate	4,349	24.3%	2,504	24.4%

Summary of Components of Deferred Income Tax Balances
Components of Deferred Tax Balances

(Canadian $ in millions)
Deferred Tax Asset (Liability)	Net asset, October 31, 2021	Benefit (expense) to income statement	Benefit (expense) to equity	Translation and other	Net asset, October 31, 2022
Allowance for credit losses	651	(52)	–	6	605
Employee future benefits	330	(10)	(65)	1	256
Deferred compensation benefits	685	18	–	5	708
Other comprehensive income	(108)	(1)	682	–	573
Tax loss carryforwards	34	(23)	–	–	11
Tax credits	–	–	–	–	–
Premises and equipment	(400)	(59)	–	(1)	(460)
Pension benefits	(148)	(47)	(174)	(1)	(370)
Goodwill and intangible assets	(241)	1	–	(4)	(244)
Securities	(51)	193	–	–	142
Other (1)	343	(495)	(5)	9	(148)
Net deferred tax assets (liabilities)	1,095	(475)	438	15	1,073
Comprising
Deferred tax assets	1,287				1,175
Deferred tax liabilities	(192)				(102)
Net deferred tax assets (liabilities)	1,095	–	–	–	1,073

(Canadian $ in millions)
Deferred Tax Asset (Liability)	Net asset, November 1, 2020	Benefit (expense) to income statement	Benefit (expense) to equity	Translation and other	Net asset, October 31, 2021
Allowance for credit losses	849	(194)	–	(4)	651
Employee future benefits	337	2	(9)	–	330
Deferred compensation benefits	416	270	–	(1)	685
Other comprehensive income	(358)	–	250	–	(108)
Tax loss carryforwards	87	(53)	–	–	34
Tax credits	31	(31)	–	–	–
Premises and equipment	(361)	(39)	–	–	(400)
Pension benefits	78	104	(330)	–	(148)
Goodwill and intangible assets	(237)	(6)	–	2	(241)
Securities	11	(62)	–	–	(51)
Other	512	(175)	10	(4)	343
Net deferred tax assets (liabilities)	1,365	(184)	(79)	(7)	1,095
Comprising
Deferred tax assets	1,473				1,287
Deferred tax liabilities	(108)				(192)
Net deferred tax assets (liabilities)	1,365	–	–	–	1,095

(1)
Includes the tax impact of the interest rate swaps and securities we purchased to mitigate the impact of changes in interest rates on our announced acquisition of Bank of the West (refer to Note 10 for additional details) and the tax impact of the legal provision recorded in relation to the lawsuit described in Note 24.